RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456 which is reflected as note payable to related party on the balance sheet. 1606 Corp. was originally a division of Singlepoint until April 2021, when Singlepoint spun off 1606 Corp. through a stock distribution to its shareholders. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $11,900 and $9,527 at September 30, 2025 and December 31, 2024.

During the nine months ended September 30, 2025, the Company borrowed $489,000 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note and repaid $25,000 to him. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. Pursuant to an addendum dated August 6, 2025, the note was amended to reflect a revised principal balance of $1,739,550, at the addendum date, and to accrue interest at a rate of ten percent (10%) per annum. In addition, all accrued and unpaid interest and principal are convertible, at the option of the holder, into shares of the Company’s common stock at a twenty-five percent (25%) discount to the closing bid price of the common stock on the date of conversion, subject to the beneficial ownership limitation described in the addendum. The convertible promissory note principal balance totals $1,829,550 at September 30, 2025. (See Note 4)

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the year ended December 31, 2024, a total of 4,040,000 shares of Class A convertible preferred stock was issued to the members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $2,990,000 based on an assumed conversion at a 1-for-25 ratio of the Class A preferred stock for common shares and the closing market price of $0.029 of the common shares on the date of grant.

During the year ended December 31, 2024, a total of 90 shares of Series B super voting preferred stock was issued to the Company’s Chief Executive Officer, Austen Lambrecht, and to the Company’s former Chief Executive Officer, Greg Lambrecht as Compensation for Services. A nominal value was recorded for the fair value of the Series B shares issued. On June 14, 2024, Gregory Lambrecht, gifted 60 shares of the Company’s Series B Preferred Stock to Austen Lambrecht.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456 which is reflected as note payable to related party on the balance sheet. 1606 Corp. was originally a division of Singlepoint until April 2021, when Singlepoint spun off 1606 Corp. through a stock distribution to its shareholders. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $9,527 and $6,346 at December 31, 2024 and December 31, 2023, respectively.

During the year ended December 31, 2024, the Company borrowed $415,000 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. The promissory note totals $1,365,550 at December 31, 2024.